united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

EQUINOX CHESAPEAKE STRATEGY
FUND

CLASS A SHARES : ECHAX

CLASS C SHARES : ECHCX

CLASS I SHARES : EQCHX

SEMI-ANNUAL REPORT

MARCH 31, 2019

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.equinoxfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Fund, shareholder reports will be made available electronically beginning on January 1, 2021.

You may elect to receive shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary, or, if you invest directly with the Fund, calling 1-888-643-3431 to let the Fund know your request.

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

			Annualized
					Start of
					Performance	Since Inception
	Six Months	One Year	Three Years	Five Years	(09/10/2012)	(08/21/2015)
Equinox Chesapeake Strategy Fund
Class A with load ^	(17.37)%	(15.01)%	(2.70)%	N/A	N/A	(4.73)%
Class A ^	(12.30)%	(9.85)%	(0.75)%	N/A	N/A	(3.16)%
Class C ^	(12.58)%	(10.54)%	(1.49)%	N/A	N/A	(3.85)%
Class I **	(12.12)%	(9.62)%	(0.48)%	4.08%	4.67%	N/A
Barclay BTOP50 Index ***	(0.40)%	(0.45)%	(3.46)%	0.72%	0.07%	(2.34)%
S&P 500 Total Return Index +	(1.72)%	9.50%	13.51%	10.91%	13.35%	12.90%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Total returns would have been higher in 2019 had the Advisor not recaptured previously waived fees. Per the fee table in the Fund’s prospectus dated February 1, 2019, the Fund’s “Total Annual Fund Operating Expenses” are 2.04%, 2.81%, and 1.81% of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations for Class I was April 19, 2012. Start of performance was September 10, 2012.

^	Commencement of operations and start of performance for Class A and Class C was August 21, 2015.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2019, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

+	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	91.9%
Other Assets Less Liabilities	8.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal Amount		Coupon Rate (%)	Maturity Date	Value
	U.S. TREASURY NOTES - 91.9%
$18,200,000	United States Treasury Note +	1.250	1/31/2020	$18,024,399
16,500,000	United States Treasury Note	1.500	10/31/2019	16,409,766
11,500,000	United States Treasury Note	1.500	4/15/2020	11,395,107
11,200,000	United States Treasury Note +	1.625	7/31/2019	11,167,844
7,500,000	United States Treasury Note	1.625	11/30/2020	7,414,014
18,200,000	United States Treasury Note +	2.000	7/31/2020	18,113,976
7,500,000	United States Treasury Note	2.250	2/15/2021	7,492,822
	TOTAL U.S TREASURY NOTES (Cost - $89,813,956)			90,017,928

	TOTAL INVESTMENTS - 91.9% (Cost - $89,813,956)			$90,017,928
	OTHER ASSETS AND LIABILITIES - NET - 8.1%			7,895,280
	TOTAL NET ASSETS - 100.0%			$97,913,208

+	All or a portion of this investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

				Notional Value	Unrealized
	Number of			at March 31,	Appreciation/
Description	Contracts	Counterparty	Expiration Date	2019	(Depreciation)
SHORT FUTURES CONTRACTS
Australian Dollar Future	105	Morgan Stanley	Jun-19	$7,464,450	$(76,125)
British Pound Future	244	Morgan Stanley	Jun-19	19,910,400	128,100
Canadian Dollar Future	111	Morgan Stanley	Jun-19	8,328,330	(46,065)
Canola Future +	1,428	Morgan Stanley	May-19	9,733,424	728,019
Coffee ‘C’ Future +	102	Morgan Stanley	May-19	3,614,625	487,688
Corn Future +	316	Morgan Stanley	May-19	5,632,700	418,700
Cotton No. 2 Future +	156	Morgan Stanley	May-19	6,053,580	(296,905)
Euro FX Future	68	Morgan Stanley	Jun-19	9,595,225	54,400
ILS/USD Future	73	Morgan Stanley	Jun-19	20,202,750	81,760
Japanese Yen Future	95	Morgan Stanley	Jun-19	10,780,719	(76,594)
LME Aluminum Future +	70	Morgan Stanley	Jun-19	3,344,250	30,188
LME Nickel Future +	10	Morgan Stanley	Jun-19	779,100	2,700
Soybean Future +	71	Morgan Stanley	May-19	3,139,088	131,350
Soybean Meal Future +	143	Morgan Stanley	May-19	4,382,950	5,730
Swiss Franc Future	79	Morgan Stanley	Jun-19	9,987,575	(102,700)
TRY/USD Future	20	Morgan Stanley	Jun-19	1,670,200	74,900
Wheat (CBT) Future +	126	Morgan Stanley	May-19	2,883,825	172,612
					1,717,758
LONG FUTURES CONTRACTS
AstraZeneca PLC Future	1,005	Morgan Stanley	Jun-19	4,086,330	(157,051)
Australian 10 Year Bond Future	142	Morgan Stanley	Jun-19	13,976,159	264,441
BP PLC Future	304	Morgan Stanley	Jun-19	1,336,688	(18,213)
Broadcom, Inc. Future	75	Morgan Stanley	Jun-19	2,268,450	152,790
Coca-Cola Co. Future	966	Morgan Stanley	Jun-19	4,552,758	(76,432)
CSX Corp. Future	237	Morgan Stanley	Jun-19	1,783,425	10,217
Dollar Tree, Inc. Future	417	Morgan Stanley	Jun-19	4,405,605	122,034
FirstEnergy Corp. Future	1,036	Morgan Stanley	Jun-19	4,335,660	193,929
General Mills, Inc. Future	878	Morgan Stanley	Jun-19	4,569,990	200,094
ICE ECX Emission Future +	77	Morgan Stanley	Dec-19	1,862,338	(106,795)
INR/USD Standard Future	118	Morgan Stanley	Apr-19	8,465,320	(70,575)
Lean Hogs Future +	79	Morgan Stanley	Jun-19	2,798,180	(149,930)
Live Cattle Future +	292	Morgan Stanley	Jun-19	13,899,200	(144,690)
McDonald’s Corp. Future	181	Morgan Stanley	Jun-19	3,457,100	119,670
Merck & Co., Inc. Future	758	Morgan Stanley	Jun-19	6,340,670	247,078
Mexican Peso Future	366	Morgan Stanley	Jun-19	9,305,550	(223,955)
Nike, Inc. Future	327	Morgan Stanley	Jun-19	2,769,036	(3,710)
NRG Energy, Inc. Future	1,075	Morgan Stanley	Jun-19	4,593,475	(105,092)
Oracle Corp. Future	960	Morgan Stanley	Jun-19	5,185,920	119,667
Palladium Future +	62	Morgan Stanley	Jun-19	8,319,160	(720,440)
Philip Morris International, Inc. Future	237	Morgan Stanley	Jun-19	2,106,930	(58,794)
Southern Co. Future	865	Morgan Stanley	Jun-19	4,496,270	243,908
Starbucks Corp. Future	331	Morgan Stanley	Jun-19	2,474,887	243,722
Twilio, Inc. Future	304	Morgan Stanley	Jun-19	3,948,352	514,766
U.S. 10 Year Note (CBT) Future	42	Morgan Stanley	Jun-19	5,217,188	79,406
USD/CNH Future	59	Morgan Stanley	Jun-19	5,907,418	16,626
USD/SEK Future	75	Morgan Stanley	Jun-19	7,471,133	(52,558)
Verizon Communications, Inc. Future	535	Morgan Stanley	Jun-19	3,181,645	305,630
Wal-Mart Stores, Inc. Future	158	Morgan Stanley	Jun-19	1,549,980	(84,555)
					861,188
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$2,578,946

+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

ASSETS
Investment securities:
At cost	$89,813,956
At fair value	$90,017,928
Cash pledged to broker (1)	4,851,467
Unrealized appreciation on futures contracts	2,578,946
Receivable for Fund shares sold	60,518
Interest receivable	531,441
Prepaid expenses & other assets	93,184
TOTAL ASSETS	98,133,484

LIABILITIES
Payable for fund shares redeemed	25,120
Advisory fees payable	123,935
Distribution (12b-1) fees payable	1,440
Accrued legal fees	30,502
Audit and tax fees	13,675
Accrued expenses and other liabilities	25,604
TOTAL LIABILITIES	220,276
NET ASSETS	$97,913,208

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$117,991,873
Accumulated losses	(20,078,665)
NET ASSETS	$97,913,208

(1)	Segregated in the custodian account as collateral for future contracts.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2019

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,292,034
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	393,768
Net asset value (Net Assets ÷ Shares Outstanding) redemption price per share	$10.90
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$11.56

Class C Shares:
Net Assets	$698,138
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	65,444
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.67

Class I Shares:
Net Assets	$92,923,036
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,463,815
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.98

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME
Interest	$1,553,636

EXPENSES
Investment advisory fees	1,033,214
Distribution (12b-1) fees
Class A	5,980
Class C	3,744
Legal fees	91,597
Third party administrative service fees	31,537
Transfer agent fees	27,633
Accounting services fees	23,903
Administrative services fees	23,889
Trustees fees and expenses	20,539
Printing and postage expenses	20,498
Registration fees	14,931
Audit and tax fees	13,711
Custodian fees	9,787
Compliance officer fees	5,551
Insurance fees	4,328
Other expenses	3,296
TOTAL EXPENSES	1,334,138

Less: Fees waived by the Advisor	(42,654)

NET EXPENSES	1,291,484
NET INVESTMENT INCOME	262,152

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(20,417)
Futures contracts	(18,681,145)
Futures commissions	(191,602)
Foreign currency translations	(4,572)
(18,897,736)
Net change in unrealized appreciation/(depreciation) on:
Investments	441,970
Futures contracts	(3,502,249)
Foreign currency translations	3,877
(3,056,402)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(21,954,138)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,691,986)

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income/(loss)	$262,152	$(777,169)
Net realized loss from investments, futures, and foreign currency translations	(18,897,736)	(796,386)
Net change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(3,056,402)	6,412,793
Net increase/(decrease) in net assets resulting from operations	(21,691,986)	4,839,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid*:
Class A	(47,607)	—
Class C	(3,479)	—
Class I	(1,647,251)	—
From distributions to shareholders	(1,698,337)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,225,687	8,489,373
Class C	48,570	493,011
Class I	38,578,252	142,607,850
Net asset value of shares issued in reinvestment of distributions:
Class A	45,919	—
Class C	3,205	—
Class I	1,504,780	—
Payments for shares redeemed:
Class A	(2,010,848)	(3,898,764)
Class C	(171,014)	(109,728)
Class I	(83,527,467)	(39,936,354)
Net increase/(decrease) in net assets from shares of beneficial interest	(44,302,916)	107,645,388

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(67,693,239)	112,484,626

NET ASSETS
Beginning of Period	165,606,447	53,121,821
End of Period**	$97,913,208	$165,606,447

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

**	Net Assets - End of Year includes distributions in excess of net investment income of $(5,649,677) as of September 30, 2018.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	109,096	683,848
Shares Reinvested	4,137	—
Shares Redeemed	(181,917)	(321,732)
Net increase/(decrease) in shares of beneficial interest outstanding	(68,684)	362,116

Class C:
Shares Sold	4,353	40,806
Shares Reinvested	294	—
Shares Redeemed	(15,141)	(9,218)
Net increase/(decrease) in shares of beneficial interest outstanding	(10,494)	31,588

Class I:
Shares Sold	3,329,913	11,455,614
Shares Reinvested	134,716	—
Shares Redeemed	(7,563,191)	(3,241,120)
Net increase/(decrease) in shares of beneficial interest outstanding	(4,098,562)	8,214,494

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,		September 30,	September 30,	September 30,
	(Unaudited)		2018		2017	2016	2015 (1)
Net asset value, beginning of period	$12.54		$11.77		$11.90	$11.88	$12.35
Activity from investment operations:
Net investment income/(loss) (2)	0.01		(0.11)		(0.10)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.55)		0.88		(0.03)	0.13	(0.45)
Total from investment operations	(1.54)		0.77		(0.13)	0.02	(0.47)
Less distributions from:
Net investment income	(0.05)		—		—	—	—
Net realized gains	(0.05)		—		—	—	—
Total distributions	(0.10)		—		—	—	—
Net asset value, end of period	$10.90		$12.54		$11.77	$11.90	$11.88
Total return (3)	(12.30)%		6.54%		(1.09)%	0.17%	(3.81)%
Net assets, at end of period (000’s)	$4,292		$5,799		$1,181	$3,678	$129
Ratio of net expenses to average net assets (including interest expense) (4,5,8,9)	2.10	% (6,10)	2.10	% (10)	1.42%	1.36%	1.57	% (6)
Ratio of net investment income/(loss) to average net assets	0.14	% (6)	(0.90)%		(0.88)%	(0.96)%	(1.41	)% (6)
Portfolio Turnover Rate	26	% (7)	13%		0%	0%	0	% (7)

(1)	The Equinox Chesapeake Strategy Fund Class A shares commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of maximum applicable sales charge of 5.75% and wire redemption fees, if applicable. Total returns would be lower absent fee waivers. Total returns would have been higher absent the recapture in 2018.

(4)	Represents the ratio of expenses to average net assets net of fee waivers, expense reimbursements and/or waived fees recaptured by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.16	% (6,11)	2.04	% (11)	1.86%	1.43%	1.73	% (6)

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any. (6) Annualized.

(7)	Not annualized.

(8)	Ratio of gross expenses to average net assets (excluding interest expense) (4,5)	2.16	% (6,11)	2.04	% (11)	1.86%	1.42%	1.51	% (6)

(9)	Ratio of net expenses to average net assets (excluding interest expense) (5)	2.10	% (6,10)	2.10	% (10)	1.42%	1.35%	1.35	% (6)

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(11)	Excludes the impact of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,		September 30,	September 30,	September 30,
	(Unaudited)		2018		2017	2016	2015 (1)
Net asset value, beginning of period	$12.26		$11.59		$11.81	$11.87	$12.35
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.20)		(0.19)	(0.20)	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.51)		0.87		(0.03)	0.14	(0.45)
Total from investment operations	(1.54)		0.67		(0.22)	(0.06)	(0.48)
Less distributions from:
Net realized gains	(0.05)		—		—	—	—
Net asset value, end of period	$10.67		$12.26		$11.59	$11.81	$11.87
Total return (3)	(12.58)%		5.78%		(1.86)%	(0.51)%	(3.89)%
Net assets, at end of period (000’s)	$698		$931		$514	$359	$2
Ratio of net expenses to average net assets (including interest expense) (4,5,8,9)	2.85	% (6,10)	2.85	% (10)	2.24%	2.11%	2.32	% (6)
Ratio of net investment loss to average net assets	(0.60	)% (6)	(1.65)%		(1.68)%	(1.70)%	(2.16	)% (6)
Portfolio Turnover Rate	26	% (7)	13%		0%	0%	0	% (7)

(1)	The Equinox Chesapeake Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns would have been higher absent the recapture in 2018.

(4)	Represents the ratio of expenses to average net assets net of fee waivers, expense reimbursements and/or waived fees recaptured by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.91	% (6,11)	2.81	% (11)	2.90%	2.16%	2.35	% (6)

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not annualized.

(8)	Ratio of gross expenses to average net assets (excluding interest expense) (4,5)	2.91	% (6,11)	2.81	% (11)	2.90%	2.16%	2.13	% (6)

(9)	Ratio of net expenses to average net assets (excluding interest expense) (5)	2.85	% (6,10)	2.85	% (10)	2.24%	2.10%	2.10	% (6)

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(11)	Excludes the impact of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I (1)
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2019		September 30,		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value, beginning of period	$12.65		$11.83		$11.93	$11.88	$13.14	$9.41
Activity from investment operations:
Net investment income/(loss) (2)	0.02		(0.08)		(0.08)	(0.09)	(0.13)	(0.12)
Net realized and unrealized gain/(loss) on investments	(1.56)		0.90		(0.02)	0.14	1.20 (3)	3.85
Total from investment operations	(1.54)		0.82		(0.10)	0.05	1.07	3.73
Capital contribution by swap counterparty (Note 4)	—		—		—	—	0.11	—
Less distributions from:
Net investment income	(0.08)		—		—	—	(2.41)	—
Net realized gains	(0.05)		—		—	—	(0.03)	—
Total distributions	(0.13)		—		—	—	(2.44)	—
Net asset value, end of period	$10.98		$12.65		$11.83	$11.93	$11.88	$13.14
Total return (4)	(12.12)%		6.93%		(0.84)%	0.42%	9.76%	39.64%
Net assets, at end of period (000’s)	$92,923		$158,876		$51,427	$58,438	$27,418	$12,335
Ratio of net expenses to average net assets (including interest expense) (5,6,7,8)	1.85	% (9,11)	1.85	% (9)	1.24%	1.11%	1.15%	1.10%
Ratio of net investment income/(loss) to average net assets	0.39	% (11)	(0.60)%		(0.68)%	(0.74)%	(1.05)%	(1.08)%
Portfolio Turnover Rate	26	% (12)	13%		0%	0%	0%	0%

(1)	The Equinox Chesapeake Strategy Fund Class I shares commenced operations on April 19, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns would have been higher absent the recapture in 2018.

(5)	Represents the ratio of expenses to average net assets net of fee waivers, expense reimbursements and/or waived fees recaptured by the Advisor. Had these waivers not been in place, the expense ratio would have been:	1.91	% (10,11)	1.81	% (10)	1.87%	1.18%	1.42%	2.62%

(6)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(7)	Ratio of gross expenses to average net assets (excluding interest expense) (5,6)	1.91	% (10,11)	1.81	% (10)	1.87%	1.17%	1.38%	2.62%

(8)	Ratio of net expenses to average net assets (excluding interest expense) (6)	1.85	% (9,11)	1.85	% (9)	1.24%	1.10%	1.10%	1.10%

(9)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(10)	Excludes the impact of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(11)	Annualized.

(12)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”) (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to achieve long term capital appreciation.

Chesapeake Strategy offers Class A shares, Class C shares, and Class I shares. Chesapeake Strategy Class C shares and Class I shares are offered at net asset value. Chesapeake Strategy Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Chesapeake Strategy Class A shares made within 12 months after a purchase of Chesapeake Strategy Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Chesapeake Strategy Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures shall be valued at the final settlement price (typically 4:00 P.M. Eastern Time) on the valuation

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

date. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies, if any, are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$90,017,928	$—	$90,017,928
Futures Contracts	2,578,946	—	—	2,578,946
Total	$2,578,946	$90,017,928	$—	$92,596,874

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund with its subsidiary Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) include the accounts of ECS-CFC (the “CFC”) as a wholly-owned and controlled foreign corporation. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in its CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

ECS-CFC utilizes futures contracts to facilitate the pursuit of its investment objective. In accordance with its investment objectives and through its exposure, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the CFC is as follows:

		CFC Net Assets at March	% Of the Fund’s Total Net
	Inception Date of CFC	31, 2019	Assets at March 31, 2019
ECS-CFC	4/19/2012	$4,600,379	4.70%

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a controlled foreign corporations and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates, or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards, and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Counterparty Risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.

The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period of this report, the Fund traded various futures contracts in a manner consistent with its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).

For the six months ended March 31, 2019, the net change in unrealized depreciation on futures contracts amounted to $3,502,249 for the Fund. For the six months ended March 31, 2019, the Fund had a net realized loss of $18,681,145 from futures contracts.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2019:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Unrealized appreciation on futures contracts

The following table sets forth the fair value of the Fund’s futures contracts by primary risk exposure as of March 31, 2019:

Futures Contracts Fair Value
					Total as of
	Commodity	Currency	Equity	Interest Rate	March 31, 2019
Futures Contracts	$558,227	$(292,786)	$1,969,658	$343,847	$2,578,946

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2019.

Location on the Consolidated Statement of Operations

Derivatives Investment Type	Location of Loss on Derivatives

Equity/Currency/Commodity/Interest Rate Contracts	Net change in unrealized depreciation on futures contracts Net realized loss on futures contracts

The following is a summary of the Fund’s realized and unrealized gain/(loss) on futures contracts recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2019:

Net Change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2019
Futures	$(3,315,738)	$1,025,272	$(256,347)	$(955,436)	$(3,502,249)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2019
Futures	$(5,654,165)	$(2,784,461)	$(10,757,150)	$514,631	$(18,681,145)

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Consolidated Portfolios of Investments and the amounts of realized gains and losses and changes in unrealized depreciation on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation/ (depreciation) and of futures contracts. During the six months ended March 31, 2019, the Fund was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2019. The Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other master netting agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow the Fund and a counterparty to offset certain derivative instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. To the extent amounts due to the Fund from a counterparty are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:					Liabilities
Gross Amounts
			Offset in the	Net Amounts of
			Consolidated	Assets Presented in
			Statement of	the Consolidated	Cash or Financial
	Gross Amounts of		Assets &	Statement of Assets	Instruments		Receivable for
Description	Recognized Assets		Liabilities	& Liabilities	Pledged (2)		Futures	Net Amount
Unrealized Appreciation on futures contracts	$5,150,125	(1)	$(2,571,179)	$2,578,946	$—	(3)	$—	$2,578,946
Total	$5,150,125		$(2,571,179)	$2,578,946	$—		$—	$2,578,946

(1)	Net unrealized appreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	No collateral amount is included in the table based on the derivative contracts maintaining an unrealized gain position. Total collateral pledged to broker as of March 31, 2019 was $4,857,467.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management LP serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Fund, the Advisor, not the Fund, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended March 31, 2019, the Advisor earned fees of $1,033,214.

The advisory fee payable for the six months ended March 31, 2019 was amount of $123,935.

The Advisor has contractually agreed to reduce its compensation and/or reimburse certain expenses for the Fund, to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions, do not exceed the contractual limits set forth below (the “Expense Limitation”). The Expense Limitation with respect to the Fund will remain in place for the periods set forth below unless the Board of Trustees approves its earlier termination, subject to 60 days’ written notice to the Advisor. The Advisor shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount.

		Contractual Limit on
		Total Operating		Termination
Fund	Class	Expenses	Effective Date	Date

Equinox	A	2.10%	Commencement	January 31,
Chesapeake	C	2.85%	of Operations	2020
Strategy Fund	I	1.85%

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to the date of such reimbursement; provided, however, that such expenses may only be

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

reimbursed to the extent they were waived or paid after the date of the Expense Limitation (or any similar agreement). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class of the Fund do not exceed the limits described above or any lesser limits in effect at the time of reimbursement or waiver. The Board may terminate this expense reimbursement arrangement at any time. Pursuant to the Expense Limitation, the Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

September 30, 2019	$37,059
September 30, 2020	291,568

For the six months ended March 31, 2019, the Fund waived $42,654 in advisory fees for Class A, Class C, and Class I.

As of September 30, 2018, $8,560 of previously waived fees expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution Plan. Pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2019, pursuant to the Plan, the Fund incurred $5,980 and $3,744 in 12b-1 fees for the Fund’s Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the six months ended March 31, 2019, the Distributor received $10,398 and $651 in underwriting commissions for sales of Class A and Class C shares for the Fund, respectively, of which $1,548 and $166 were retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

	Gross	Gross	Net
Tax	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$89,813,956	$206,460	$(2,488)	$203,972

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,628,600	$—	$—	$—	$(281,128)	$1,964,186	$3,311,658

The differences between book basis and tax basis unrealized appreciation, accumulated net investment income/ loss and accumulated net realized gains from investments are primarily attributable to the mark-to-market on open futures contracts, and adjustments for the Fund’s wholly owned subsidiaries.

The unrealized appreciation in the table above includes unrealized foreign currency losses of $2,695.

At September 30, 2018, the Fund utilized its remaining capital loss carry forwards of $1,285.

Equinox Chesapeake Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains (losses) resulted in reclassifications for the Fund for the year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(1,805,158)	$1,805,158

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2019, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
National Financial Services, LLC	53%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The effective date for these amendments is for any reports filed with the commission subsequent to November 5, 2018. Management has evaluated the impacts of these amendments and has determined that the updates are not material to the Fund’s consolidated financial statements. For this reason, the related changes have not been applied to these consolidated financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Equinox Chesapeake Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual *	10/1/2018	3/31/2019	10/1/18 - 3/31/19	Expense Ratio
Class A	$1,000.00	$875.40	$9.82	2.10%
Class C	1,000.00	873.40	13.31	2.85%
Class I	1,000.00	878.00	8.66	1.85%

	Beginning	Ending	Expenses Paid
Hypothetical *	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/2018	3/31/2019	10/1/18 - 3/31/19	Expense Ratio
Class A	$1,000.00	$1,014.46	$10.55	2.10%
Class C	1,000.00	1,010.72	14.29	2.85%
Class I	1,000.00	1,015.71	9.30	1.85%

*	Expense information for is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Equinox Chesapeake Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2019

Approval of Continuation of Investment Advisory Agreement with Equinox Institutional Asset Management LP on behalf of Equinox Chesapeake Strategy Fund

At a meeting held on November 15, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management LP (“EIAM” or the “Adviser”) and the Trust (the “Agreement”) on behalf of Equinox Chesapeake Strategy Fund (the “Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Fund, (ii) the size and qualifications of the portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) a comparison of the advisory fee and expense ratio charged by the Adviser to the Fund to the advisory fee and expense ratio of comparable funds, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (xi) compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements and (xii) the Adviser’s proxy voting policies, and (xiv) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Trustees noted the reports and discussions with representatives of the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Fund and EIAM. The Trustees reviewed the historical performance of the Fund as compared to the Fund’s benchmark index, the Barclays BTOP50 Index (the “Index”), and as compared to five other investment companies managed by other investment advisers that employ a managed futures strategy (the “Peer Funds”). The Trustees considered the performance of the Fund against the Index and Peer Funds for the one year, three year, five year and since inception periods ended September 30, 2018, noting that longer term performance data was not available. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

The Trustees noted that the Fund outperformed the Index and each of the five Peer Funds for the one year, three year, and five year periods ended September 30, 2018. The Trustees considered explanations provided by EIAM regarding the various factors contributing to the Fund’s relative

Equinox Chesapeake Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2019

performance, including, among other things, differences in the Fund’s investment strategy, volatility targets and portfolio construction in comparison to the Peer Funds. The Board discussed with EIAM the reasons behind such results for the Fund. Taking note of EIAM’s discussion of the various factors contributing to the Fund’s performance and its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

Fees. The Trustees noted that the representatives of EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by Adviser as to differences in fees charged to the Fund and other similarly managed accounts, including other investment companies. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Adviser.

Knowledge, experience, and qualifications. The Trustees then considered the level and depth of knowledge of EIAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by EIAM, the Board took into account its familiarity with EIAM’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account EIAM’s compliance policies and procedures and reports regarding the Adviser’s compliance operations. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Costs. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally, and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.

Equinox Chesapeake Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2019

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders, but that the Fund’s fee structure did not currently include breakpoints.

The Trustees determined to approve the continuation of the Agreement for an additional one year period. In approving the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EIAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

 ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ending December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will require to be made monthly on Form N-PORT, with every third month made available to the public by the Commission upon filing. The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

INVESTMENT SUB-ADVISOR
Chesapeake Capital Corporation
1721 Summit Avenue
Richmond, VA 23230

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright Street, Ste. 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/19

By (Signature and Title)

/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 6/7/19